Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Segment Information
Segment Information

13.  Segment Information

The Company reports segment information along the same lines that its chief executive officer reviews its operating results in assessing performance and allocating resources. The Company operates two reportable segments, Business Services and Consumer Services. The Company’s Business Services segment provides integrated communications services and related value-added services to businesses, enterprise organizations and communications carriers. These services include data services, which include managed IP-based network services and Internet access; voice services, which include local exchange, long-distance and conference calling; mobile data and voice services; and web hosting. The results of ITC^DeltaCom and STS Telecom are included in the Company’s Business Services segment. The Company’s Consumer Services segment provides nationwide Internet access and related value-added services to individual customers. These services include dial-up and broadband Internet access services, ancillary services sold as add-on features to the Company’s Internet access services, search and advertising.

The Company evaluates performance of its segments based on segment income from operations. Segment income from operations includes revenues from external customers, related cost of revenues and operating expenses directly attributable to the segment, which include costs over which segment managers have direct discretionary control, such as advertising and marketing programs, customer support expenses, operations expenses, product development expenses, certain technology and facilities expenses, billing operations and provisions for doubtful accounts. Segment income from operations excludes other income and expense items and certain expenses over which segment managers do not have discretionary control. Costs excluded from segment income from operations include various corporate expenses (consisting of certain costs such as corporate management, human resources, finance and legal), depreciation and amortization, impairment of goodwill and intangible assets, restructuring and acquisition-related costs, and stock-based compensation expense, as they are not considered in the measurement of segment performance.

Information on reportable segments and a reconciliation to consolidated income from operations for the three months ended March 31, 2010 and 2011 is as follows:

	Three Months Ended March 31,
	2010	2011
	(in thousands)
Business Services
Revenues	$33,694	$142,373
Cost of revenues	19,409	72,457
Gross margin	14,285	69,916
Direct segment operating expenses	9,716	44,744
Segment operating income	$4,569	$25,172

Consumer Services
Revenues	$123,564	$100,645
Cost of revenues	39,471	31,266
Gross margin	84,093	69,379
Direct segment operating expenses	22,876	19,314
Segment operating income	$61,217	$50,065

Consolidated
Revenues	$157,258	$243,018
Cost of revenues	58,880	103,723
Gross margin	98,378	139,295
Direct segment operating expenses	32,592	64,058
Segment operating income	65,786	75,237
Stock-based compensation expense	2,667	3,571
Depreciation and amortization	4,748	21,676
Restructuring and acquisition-related costs	1,435	4,505
Other operating expenses	8,523	5,535
Income from operations	$48,413	$39,950

The primary component of the Company’s revenues is access and service revenues, which consist of narrowband access services (including traditional, fully-featured narrowband access and value-priced narrowband access); broadband access services (including high-speed access via DSL and cable, VoIP and managed IP-based networks); voice services (including local exchange services, long distance and conference calling services); the sale of transmission capacity (which is an access service) to other telecommunications carriers; and web hosting services. The Company also earns revenues from value-added services, which include ancillary services sold as add-on features to the Company’s access services, search and advertising revenues.

The Company’s Business Services segment earns revenue by providing high-speed or broadband data communications services, which include managed IP-based networks and Internet access; voice services, which include local exchange services, long distance and conference calling services; mobile voice and data services; and the sale of transmission capacity (which is an access service) to other telecommunications carriers. Revenues from these services generally consist of recurring monthly charges for such services; usage fees; installation fees; and termination fees. The Company’s Business Services segment also earns revenue by providing web hosting services. Web hosting revenues consist of fees charged for leasing server space and providing web services to enable customers to build and maintain an effective online presence.

The Company’s Consumer Services segment earns revenue from narrowband access services (including traditional, fully-featured narrowband access and value-priced narrowband access) and broadband access services (including high-speed access via DSL and cable and VoIP). Revenues from access services generally consist of recurring monthly charges for such services; usage fees; installation fees; termination fees; and fees for equipment. The Company’s Consumer Services segment also earns revenues from value-added services, which include revenues from ancillary services sold as add-on features to EarthLink’s Internet access services, such as security products, premium email only, home networking, email storage and Internet call waiting; search revenues; and advertising revenues.

Information on revenues by groups of similar services and by segment for the three months ended March 31, 2010 and 2011 is as follows:

	Three Months Ended
	March 31,
	2010	2011
	(in thousands)
Business Services
Access and service	$33,139	$141,849
Value-added services	555	524
Total revenues	$33,694	$142,373

Consumer Services
Access and service	$108,198	$87,457
Value-added services	15,366	13,188
Total revenues	$123,564	$100,645

Consolidated
Access and service	$141,337	$229,306
Value-added services	15,921	13,712
Total revenues	$157,258	$243,018

The Company manages its working capital on a consolidated basis and does not allocate long-lived assets to segments. In addition, segment assets are not reported to, or used by, the chief operating decision maker and therefore, total segment assets have not been disclosed.

The Company has not provided information about geographic segments because substantially all of the Company’s revenues, results of operations and identifiable assets are in the United States.

18.                               Segment Information

The Company reports segment information along the same lines that its chief executive officer reviews its operating results in assessing performance and allocating resources. The Company operates two reportable segments, Consumer Services and Business Services. The Company’s Consumer Services segment provides nationwide Internet access and related value-added services to individual customers. These services include dial-up and high-speed Internet access services, ancillary services sold as add-on features to the Company’s Internet access services, search and advertising. The Company’s Business Services segment provides integrated communications services and related value- added services to businesses, enterprise organizations and communications carriers. These services include data services, which include managed IP-based network services and Internet access; voice services, which include local exchange, long-distance and conference calling; mobile data and voice services; and web hosting. ITC^DeltaCom is included in our Business Services segment.

The Company evaluates performance of its segments based on segment income from operations. Segment income from operations includes revenues from external customers, related cost of revenues and operating expenses directly attributable to the segment, which include costs over which segment managers have direct discretionary control, such as advertising and marketing programs, customer support expenses, operations expenses, product development expenses, certain technology and facilities expenses, billing operations and provisions for doubtful accounts. Segment income from operations excludes other income and expense items and certain expenses over which segment managers do not have discretionary control. Costs excluded from segment income from operations include various corporate expenses (consisting of certain costs such as corporate management, human resources, finance and legal), depreciation and amortization, impairment of goodwill and intangible assets, restructuring and acquisition-related costs, and stock-based compensation expense, as they are not considered in the measurement of segment performance.

Information on the Company’s reportable segments and a reconciliation to consolidated income from operations for the years ended December 31, 2008, 2009 and 2010 is as follows:

	Year Ended December 31,
	2008	2009	2010
	(in thousands)
Consumer Services
Revenues	$779,876	$575,412	$461,448
Cost of revenues (excluding depreciation and amortization)	255,170	183,248	143,956
Gross margin	524,706	392,164	317,492
Direct segment operating expenses	193,799	122,575	87,660
Segment operating income	$330,907	$269,589	$229,832
Business Services
Revenues	$175,701	$148,317	$160,764
Cost of revenues (excluding depreciation and amortization)	94,297	82,420	90,677
Gross margin	81,404	65,897	70,087
Direct segment operating expenses	49,082	40,249	50,096
Segment operating income	$32,322	$25,648	$19,991
Consolidated
Revenues	$955,577	$723,729	$622,212
Cost of revenues (excluding depreciation and amortization)	349,467	265,668	234,633
Gross margin	606,110	458,061	387,579
Direct segment operating expenses	242,881	162,824	137,756
Segment operating income	363,229	295,237	249,823
Stock-based compensation expense	20,133	13,231	9,959
Impairment of goodwill and intangible assets	78,672	24,145	1,711
Depreciation amd amortization	36,333	23,962	23,390
Restructuring and acquisition-related costs	9,142	5,615	22,368
Other operating expenses	54,342	46,126	30,702
Income from operations	$164,607	$182,158	$161,693

The primary component of the Company’s revenues is access and service revenues, which consist of narrowband access services (including traditional, fully-featured narrowband access and value-priced narrowband access); broadband access services (including high-speed access via DSL and cable, VoIP and managed IP-based networks); voice services (including local exchange services, long distance and conference calling services); the sale of transmission capacity to other telecommunications carriers; and web hosting services. The Company also earns revenues from value-added services, which include ancillary services sold as add-on features to the Company’s access services, search and advertising revenues.

The Company’s Consumer Services segment earns revenue from narrowband access services (including traditional, fully-featured narrowband access and value- priced narrowband access) and broadband access services (including high-speed access via DSL and cable and VoIP). Revenues from access services generally consist of recurring monthly charges for such services; usage fees; installation fees; termination fees; and fees for equipment. The Company’s Consumer Services segment also earns revenues from value-added services, which include revenues from ancillary services sold as add-on features to EarthLink’s Internet access services, such as security products, premium email only, home networking, email storage and Internet call waiting; search revenues; and advertising revenues.

The Company’s Business Services segment earns revenue by providing high-speed or broadband data communications services, which include managed IP-based networks and Internet access; voice services, which include local exchange services, long distance and conference calling services; mobile voice and data services; and the sale of transmission capacity (which is an access service) to other telecommunications carriers. Revenues from these services generally consist of recurring monthly charges for such services; usage fees; installation fees; and termination fees. The Company’s Business Services segment also earns revenue by providing web hosting services. Web hosting revenues consist of fees charged for leasing server space and providing web services to enable customers to build and maintain an effective online presence.

Information on revenues by groups of similar services and by segment for the years ended December 31, 2008, 2009 and 2010 is as follows:

	Year Ended December 31,
	2008	2009	2010
	(in thousands)
Consumer Services
Access and service	$682,135	$503,769	$403,174
Value-added services	97,741	71,643	58,274
Total revenues	779,876	575,412	461,448
Business Services
Access and service	172,944	146,087	158,677
Value-added services	2,757	2,230	2,087
Total revenues	175,701	148,317	160,764
Consolidated
Access and service	855,079	649,856	561,851
Value-added services	100,498	73,873	60,361
Total revenues	$955,577	$723,729	$622,212

The Company manages its working capital on a consolidated basis and does not allocate long-lived assets to segments. In addition, segment assets are not reported to, or used by, the chief operating decision maker and therefore, total segment assets have not been disclosed.

The Company has not provided information about geographic segments because substantially all of the Company’s revenues, results of operations and identifiable assets are in the United States.